FINANCIAL INVESTORS TRUST

Emerald Small Cap Value Fund (the “Fund”)

SUPPLEMENT DATED JUNE 29, 2015 TO THE FUND’S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED JUNE 8, 2015

As of the date of this Supplement, shares of the Fund are now being offered for sale.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.